Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is calculated by dividing the profit/(loss) attributable to equity holders by the weighted average number of shares outstanding during the period.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Year ended December 31,
	2022	2021 (i)	2020 (i)
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders as presented in the income statement	237	(210)	111
Less: Dividends on preferred shares (see note 25)	(11)	–	–
Profit/(loss) attributable to equity holders used in calculating earnings per share	226	(210)	111
Weighted average number of ordinary shares for EPS (millions) (ii)	601.0	538.8	493.8
Earnings/(loss) per share	$0.38	$(0.39)	$0.22

Diluted earnings per share is consistent with basic earnings per share, as there are no dilutive potential shares during the periods presented above.

(i) In advance of the completion of the Business Combination, on August 4, 2021, 493,763,520 ordinary shares of the Company, with a par value €0.01 per share, were issued to AGSA. Upon completion of the Business Combination, a further 109,519,577 ordinary shares of the Company, with a par value of €0.01, were issued to remaining shareholders. The share issuances prior to and upon completion of the Business Combination have been utilized in the calculation of the weighted average number of ordinary shares for the years ended December 31, 2021 and December 31, 2020.

(ii) The weighted average number of ordinary shares included in the computation of basic and diluted earnings per share has been adjusted to exclude ordinary shares repurchased and held by the Company as treasury shares. The number of ordinary shares so held at the balance sheet date is detailed in note 17.

Please refer to note 17 for any details of transactions involving ordinary shares for the years ended December 31, 2022 and December 31, 2021.

There have been no material transactions involving common shares or potential ordinary shares between the reporting date and the authorization of these financial statements.